SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
SHARE-BASED COMPENSATION

NOTE 13: SHARE-BASED COMPENSATION

Stock Options

During the three months ended June 30, 2022, we granted options for the purchase of our Common Stock to certain employees as consideration for services rendered. The terms of the stock option grants are determined by our Board of Directors consistent our 2019 Omnibus Stock Incentive Plan which the Board adopted May 16, 2019. Our stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the six months ended June 30, 2022:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2021	2,121	$467.76
Grants	-	-
Exercised	-	-
Cancelled	(1,092)	134.40
Balance as of June 30, 2022	1,029	$481.46

The following summarizes certain information about stock options vested and expected to vest as of June 30, 2022:

	Number of Options	Weighted-Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
	Number of Options	Weighted-Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
Outstanding	1,029	8.39	$481.46
Exercisable	585	8.23	$735.99
Expected to vest	444	8.51	$303.82

As of June 30, 2022 and December 31, 2021, there was $67,833 and $381,547, respectively, of total unrecognized compensation costs related to non-vested share-based compensation arrangements which we expect to recognized within the next 12 months.

Restricted Stock Awards

The following summarizes the restricted stock activity for the six months ended June 30, 2022:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2021	1,370	$639.22
Shares of restricted stock granted	-	-
Exercised	-	-
Cancelled	-	-
Balance as of June 30, 2022	1,370	$639.22

Number of Restricted Stock Awards	June 30, 2022	December 31, 2021
Vested	1,370	1,370
Non-vested	-	-

NOTE 14: SHARE-BASED COMPENSATION

Stock Options

During the years ended December 31, 2021 and 2020, the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the years ended December 31, 2021 and 2020:

		Weighted-Average
	Options Outstanding	Exercise Price
Balance as of December 31, 2019	24	$29,760.00
Grants	782	398.46
Exercised	(8)	33,833.25
Cancelled	(63)	1,824.72
Balance as of December 31, 2020	735	$775.93
Grants	1,386	304.44
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	2,121	$-

The weighted average grant date fair value of stock options granted during the years ended December 31, 2021 and 2020 was $299 and $320, respectively. The total fair value of stock options that granted during the year ended December 31, 2021 and 2020 was approximately $414,902 and $251,117, respectively. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the year ended December 31, 2021 and 2020:

	2021	2020
Expected term (years)	5.74	5.7
Expected stock price volatility	296.25%	316.43%
Weighted-average risk-free interest rate	0.62%	0.40%
Expected dividend	$0.00	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2021:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted-Average
	Options	(In Years)	Exercise Price
Outstanding	2,121	8.90	$467.76
Exercisable	344	8.42	$1,368.32
Expected to vest	1,777	8.99	$293.51

As of December 31, 2021 and 2020, there was $381,547 and $211,661, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During the years ended December 31, 2021 and 2020, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the restricted stock activity for the years ended December 31, 2021 and 2020:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2019	32	15,449.60
Shares of restricted stock granted	892	253.15
Exercised	-	-
Cancelled	(1)	9,600.00
Balance as of December 31, 2020	923	748.89
Shares of restricted stock granted	447	413.33
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	1,370	639.22

	December 31,	December 31,
Number of Restricted Stock Awards	2021	2020
Vested	1,370	29
Non-vested	-	894

As of December 31, 2021 and 2020, there was $0 and $144,964, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation, which is expected to be recognized over the next year.